RETIREMENT PLAN BENEFITS (Tables)	12 Months Ended
Feb. 02, 2018
Retirement Benefits [Abstract]
Reconciliation of the Pension Plan Benefit Obligation
The following table presents the components of the changes in the Pension Plan benefit obligation for the periods indicated:

Benefit Obligation
(in millions)
Benefit obligation as of September 7, 2016	$590
Interest cost	8
Benefits paid	(11)
Actuarial loss (gain)	(52)
Benefit obligation as of February 3, 2017	535
Interest cost	21
Benefits paid	(24)
Actuarial loss (gain)	14
Benefit obligation as of February 2, 2018	$546

Reconciliation of Fair Values of Plan Assets
The following table presents the components of the changes in the fair value of plan assets for the periods indicated:

Plan Assets
(in millions)
Fair value of plan assets as of September 7, 2016	$493
Actual return on plan assets	(12)
Benefits paid	(11)
Fair value of plan assets as of February 3, 2017	470
Actual return on plan assets	59
Benefits paid	(24)
Fair value of plan assets as of February 2, 2018	$505

Components of Net Periodic Benefit Costs Recognized
The following table presents the components of net periodic benefit cost recognized for the periods indicated:

	Fiscal Year Ended
	February 2, 2018	September 7, 2016 through February 3, 2017
	(in millions)
Interest cost	$21	$8
Expected return on plan assets	(30)	(16)
Recognized actuarial loss	—	—
Net periodic benefit cost	$(9)	$(8)

Fair Value of Each Class of Plan Assets by Level within the Fair Value Hierarchy
The following table presents the target allocation of plan assets as of February 2, 2018, and actual allocation of plan assets as of February 2, 2018 and February 3, 2017:

	Target Allocation	Actual Allocation
	February 2, 2018	February 2, 2018	February 3, 2017
U.S. large capitalization equity securities	25%	27%	27%
U.S. small capitalization equity securities	5	5	5
Foreign equity securities	7	7	7
U.S. long-duration fixed income securities	60	58	57
Below investment grade corporate fixed income securities	3	3	4
Total	100%	100%	100%
Fair Value of Plan Assets — The following table presents the fair value of each class of plan assets by level within the fair value hierarchy as of February 2, 2018 and February 3, 2017:

	February 2, 2018				February 3, 2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Common collective trusts (a)	$—	$350	$—	$350	$—	$331	$—	$331
U.S. Treasury securities	7	—	—	7	1	—	—	1
Corporate debt securities (b)	—	147	—	147	—	137	—	137
Total	$7	$497	$—	504	$1	$468	$—	469
Plan payables, net of accrued interest and dividends (c)				1				1
Total, net				$505				$470
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(a)	Common collective trusts are valued at the net asset value calculated by the fund manager based on the underlying investments and are classified within Level 2 of the fair value hierarchy.

(b)	Corporate debt securities are valued daily at the closing price reported in active U.S. financial markets and are classified within Level 2 of the fair value hierarchy.

(c)	Dividends, accrued interest, and net plan payables are not material to the plan assets and therefore have not been classified into the fair value hierarchy.